Related parties (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of transactions between related parties [abstract]
Summary of Compensation to Key Management Personnel

Key management personnel compensation

	2024	2023	2022
	€	€	€
Short term employee benefits	5,291,290	4,467,603	3,461,860
Post employee benefits	263,873	189,996	148,678
Share-based payments	9,012,222	6,252,492	6,524,726
Total	14,567,385	10,910,091	10,135,264